UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Common Stock [Member] Extension Note [Member] Digital Health Acquisition Corp [Member]	Common Stock [Member] Bridge Notes [Member] Digital Health Acquisition Corp [Member]	Common Stock [Member] Digital Health Acquisition Corp [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Extension Note [Member] Digital Health Acquisition Corp [Member]	Additional Paid-in Capital [Member] Bridge Notes [Member] Digital Health Acquisition Corp [Member]	Additional Paid-in Capital [Member] Digital Health Acquisition Corp [Member]	Retained Earnings [Member] Digital Health Acquisition Corp [Member]	Retained Earnings [Member]	Extension Note [Member] Digital Health Acquisition Corp [Member]	Bridge Notes [Member] Digital Health Acquisition Corp [Member]	Digital Health Acquisition Corp [Member]	Total
Balance at the beginning at Dec. 31, 2021			$ 344					$ (3,334,812)				$ (3,334,468)
Beginning balance (shares) at Dec. 31, 2021			3,432,000
Increase (Decrease) in Stockholders' Equity
Accretion of common stock subject to redemption value								(1,142,603)				(1,142,603)
Sale of common stock		$ 3				$ 284,421					$ 284,424
Sale of common stock (in shares)		30,000									30,000
Issuance of warrants issued with Bridge Note, net of offering costs						$ 8,552					$ 8,552
Net loss								(3,242,501)				(3,242,501)
Balance at the end at Dec. 31, 2022							$ 292,973	(7,719,916)				(7,426,596)
Ending balance (shares) at Dec. 31, 2022			3,462,000	4,639,643
Increase (Decrease) in Stockholders' Equity
Net loss									$ (451,252)				$ (451,252)
Ending balance (shares) at Mar. 31, 2023				4,639,643
Balance at the beginning at Dec. 31, 2022							292,973	(7,719,916)				(7,426,596)
Beginning balance (shares) at Dec. 31, 2022			3,462,000	4,639,643
Increase (Decrease) in Stockholders' Equity
Net loss													(986,908)
Ending balance (shares) at Sep. 30, 2023				4,639,643
Balance at the beginning at Dec. 31, 2022							292,973	(7,719,916)				(7,426,596)
Beginning balance (shares) at Dec. 31, 2022			3,462,000	4,639,643
Increase (Decrease) in Stockholders' Equity
Accretion of common stock subject to redemption value								(682,671)				(682,671)
Sale of common stock	$ 1		$ 2		$ 115,471		214,198			$ 115,472		214,200
Sale of common stock (in shares)	7,000		20,000							7,000
Excise tax payable attributable to redemption of common stock							(72,396)					(72,396)
Net loss								(4,413,866)				(4,413,866)
Balance at the end at Dec. 31, 2023			$ 350				550,246	(12,816,453)				(12,265,857)
Ending balance (shares) at Dec. 31, 2023			3,489,000	4,639,643
Beginning balance (shares) at Mar. 31, 2023				4,639,643
Increase (Decrease) in Stockholders' Equity
Net loss									(424,610)				(424,610)
Ending balance (shares) at Jun. 30, 2023				4,639,643
Increase (Decrease) in Stockholders' Equity
Net loss									(111,046)				(111,046)
Ending balance (shares) at Sep. 30, 2023				4,639,643
Beginning balance (shares) at Dec. 31, 2023			3,489,000	4,639,643
Increase (Decrease) in Stockholders' Equity
Net loss									(2,811)				(2,811)
Ending balance (shares) at Mar. 31, 2024				4,639,643
Balance at the beginning at Dec. 31, 2023			$ 350				$ 550,246	$ (12,816,453)				$ (12,265,857)
Beginning balance (shares) at Dec. 31, 2023			3,489,000	4,639,643
Increase (Decrease) in Stockholders' Equity
Net loss													(52,084,317)
Ending balance (shares) at Sep. 30, 2024				15,362,278
Beginning balance (shares) at Mar. 31, 2024				4,639,643
Increase (Decrease) in Stockholders' Equity
Net loss									(329,981)				(329,981)
Ending balance (shares) at Jun. 30, 2024				14,806,820
Increase (Decrease) in Stockholders' Equity
Net loss									$ (51,751,525)				$ (51,751,525)
Ending balance (shares) at Sep. 30, 2024				15,362,278